Leases, Information on Lease Liabilitie (Details) - MXN ($) $ in Thousands	Dec. 31, 2023	Dec. 31, 2022
Information on leases [Abstract]
Short-term	$ 67,143	$ 68,929
Long-term	100,436	218,146
Warehouse [Member] | Payable in Mexican Pesos [Member]
Information on leases [Abstract]
Short-term	62,390	52,581
Long-term	48,326	150,091
Cranes [Member] | Payable in Mexican Pesos [Member]
Information on leases [Abstract]
Short-term	681	2,574
Long-term	0	456
Courtyards [Member] | Payable in Mexican Pesos [Member]
Information on leases [Abstract]
Short-term	2,463	7,701
Long-term	52,110	65,990
Major Vessel Maintenance [Member] | Payable in Mexican Pesos [Member]
Information on leases [Abstract]
Short-term	1,609	6,073
Long-term	$ 0	$ 1,609